UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22883

            ARK ETF Trust
(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

200 Central Avenue, Suite 220
            St. Petersburg, FL 33701
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road
Suite 400
           Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (727) 810-8160

Date of fiscal year end: July 31

Date of reporting period: January 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

ARK ETF TRUST
SEMI-ANNUAL REPORT
JANUARY 31, 2023
INVESTING AT THE PACE OF INNOVATION
ARK Genomic Revolution ETF (ARKG)
ARK Autonomous Technology & Robotics ETF (ARKQ)
ARK Innovation ETF (ARKK)
ARK Next Generation Internet ETF (ARKW)
ARK Fintech Innovation ETF (ARKF)
ARK Space Exploration & Innovation ETF (ARKX)
The 3D Printing ETF (PRNT)
The ARK Israel Innovative Technology ETF (IZRL)
ARK Invest | 200 Central Avenue, Suite 220, St. Petersburg, FL 33701 | 727.810.8160 | info@ark-invest.com | ark-funds.com

Shareholder Letter
(Unaudited)
Dear Shareholder:
This Semi-Annual Report for the ARK ETF Trust covers the period from August 1, 2022 through January 31, 2023, for each ARK exchange traded fund (“ETF” or collectively, “ARK ETFs”). The ARK ETF Trust, as of the period of this report, consists of six actively managed theme-based ETFs and two index-based ETFs:
ETF	Commencement Date
ARK Genomic Revolution ETF	10/31/14
ARK Autonomous Technology & Robotics ETF	9/30/14
ARK Innovation ETF	10/31/14
ARK Next Generation Internet ETF	9/30/14
ARK Fintech Innovation ETF	2/4/19
ARK Space Exploration & Innovation ETF	3/30/21
The 3D Printing ETF	7/19/16
The ARK Israel Innovative Technology ETF	12/5/17
ARK Investment Management LLC (“ARK” or the “Adviser”), the investment adviser to the ARK ETFs, specializes in thematic investing in disruptive innovation. The ARK ETFs include portfolio companies that we believe are leading and benefiting from five innovation platforms: artificial intelligence (AI), energy storage, robotics, multiomic sequencing, and public blockchains. These converging platforms involve 14 investable technologies undergoing steep cost declines, impacting multiple sectors, and serving as launching pads for more innovation.
According to our estimates, we believe the market value associated with disruptive innovation could account for the majority of the global equity market capitalization by 2030.
Despite the growth potential of disruptive innovation, the 2022 bear market obscured many disruptive breakthroughs. But innovation continued apace. ChatGPT, a version of GPT-3 tuned for conversation dialogue, already scores above the national average on SAT questions, highlighting the power of AI. In the UK, a research hospital used an advanced version of gene-editing called base-editing to cure a 12-year-old girl with leukemia who tried several therapies unsuccessfully. SpaceX launched 61 Falcon9 rockets, reusing the last one within 21 days, compared to 356 days for the first one. In our view, companies sacrificing short-term profitability to invest heavily in innovative technologies have exponential and highly profitable long-term growth opportunities.
In the face of market headwinds and media criticism, these breakthroughs are corroborating our original research and boosting our confidence that ARK’s strategies are on the right side of change. Disruption can surface in surprising forms and at unexpected times. Innovation solves problems and has historically gained share during turbulent times.
In the spirit of prudent portfolio management, we believe an allocation to disruptive innovation is likely to balance a comprehensive wealth portfolio. Disruptive innovation not only provides access to potential exponential growth opportunities typically absent from broad-based indices, but also offers an opportunity to hedge against the increasing risk of incumbents being disrupted.
On the following pages, you will find information relating to your ARK ETF investment. If you have any questions, I encourage you to contact your financial advisor or ARK directly. You can find additional information, including our daily portfolio holdings, on the ARK ETF website located at: www.ark-funds.com.
We appreciate the opportunity to help you meet your investment goals and thank you for enabling us to invest for you at the pace of innovation!
Sincerely,
Catherine D. Wood
Chief Investment Officer and Chief Executive Officer
ARK Investment Management LLC

Shareholder Expense Examples
(Unaudited)
As a shareholder of an ARK ETF (each, a “Fund” and collectively, “Funds”) you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The examples below are based on an investment of  $1,000 invested at the beginning of the six-month period and held for the entire period (August 1, 2022 through January 31, 2023).
Actual Expenses
The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2022	Ending Account Value 1/31/2023	Annualized Expense Ratios for the Period	Expenses Paid During the Period(a)
ARK Genomic Revolution ETF
Actual	$1,000.00	$918.80	0.75%	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
ARK Autonomous Technology & Robotics ETF
Actual	$1,000.00	$866.50	0.75%	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
ARK Innovation ETF
Actual	$1,000.00	$885.00	0.75%	$3.56
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
ARK Next Generation Internet ETF
Actual	$1,000.00	$912.10	0.75%	$3.61
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
ARK Fintech Innovation ETF
Actual	$1,000.00	$1,027.80	0.75%	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.83
ARK Space Exploration & Innovation ETF
Actual	$1,000.00	$936.30	0.71%	$3.48
Hypothetical (5% return before expenses)	$1,000.00	$1,021.61	0.71%	$3.63
The 3D Printing ETF
Actual	$1,000.00	$994.00	0.66%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.66%	$3.37
The ARK Israel Innovative Technology ETF
Actual	$1,000.00	$968.40	0.49%	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.73	0.49%	$2.50

(a)
Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (the number of days in the period, then divided by 365).

Sector Diversification (as a percentage of total investments)
January 31, 2023
ARK Genomic Revolution
ETF (ARKG)

■	Health Care	90.6%
■	Information Technology	5.1
■	Materials	3.8
■	Money Market Fund	0.5
		100.0
ARK Autonomous Technology
& Robotics ETF (ARKQ)

■	Industrials	37.6%
■	Information Technology	30.9
■	Consumer Discretionary	21.1
■	Communication Services	9.0
■	Health Care	1.3
■	Money Market Fund	0.1
		100.0
ARK Innovation ETF (ARKK)

■	Information Technology	35.9%
■	Health Care	31.3
■	Consumer Discretionary	13.0
■	Communication Services	9.9
■	Financials	7.2
■	Materials	2.3
■	Money Market Fund	0.4
		100.0
ARK Next Generation
Internet ETF (ARKW)

■	Information Technology	47.7%
■	Consumer Discretionary	18.3
■	Financials	15.4
■	Communication Services	12.6
■	Health Care	5.7
■	Money Market Fund	0.3
		100.0
ARK Fintech Innovation
ETF (ARKF)

■	Information Technology	50.3%
■	Financials	23.4
■	Consumer Discretionary	16.0
■	Communication Services	6.8
■	Health Care	3.0
■	Real Estate	0.5
■	Money Market Fund	0.0(a)
		100.0

(a)
Less than 0.05%

ARK Space Exploration
& Innovation ETF (ARKX)

■	Industrials	56.2%
■	Information Technology	23.8
■	Communication Services	10.1
■	Equity Fund	5.7
■	Consumer Discretionary	4.0
■	Money Market Fund	0.2
		100.0

Sector Diversification (as a percentage of total investments) (concluded)
January 31, 2023
The 3D Printing ETF (PRNT)

■	Information Technology	49.5%
■	Industrials	32.5
■	Health Care	8.4
■	Consumer Discretionary	5.5
■	Materials	3.6
■	Money Market Fund	0.4
■	Consumer Staples	0.1
		100.0
The ARK Israel Innovative
Technology ETF (IZRL)

■	Information Technology	63.5%
■	Communication Services	14.0
■	Health Care	11.4
■	Consumer Discretionary	7.0
■	Industrials	4.0
■	Money Market Fund	0.1
		100.0

Schedule of Investments
ARK Genomic Revolution ETF
January 31, 2023 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.6%
Biotechnology – 56.4%
Arcturus Therapeutics Holdings, Inc.*†	1,996,055	$42,176,642
Beam Therapeutics, Inc.*	2,123,255	92,255,430
CareDx, Inc.*†	6,394,502	95,533,860
Compass Pathways PLC (United Kingdom)*†(a)	2,142,764	22,241,890
CRISPR Therapeutics AG (Switzerland)*	1,570,780	80,141,196
Exact Sciences Corp.*	3,793,330	256,125,642
Incyte Corp.*	942,347	80,231,424
Intellia Therapeutics, Inc.*	1,860,627	78,965,010
Ionis Pharmaceuticals, Inc.*	2,649,892	105,651,194
Iovance Biotherapeutics, Inc.*	810,896	6,454,732
Moderna, Inc.*	149,643	26,346,147
Nurix Therapeutics, Inc.*	1,971,279	24,227,019
Organovo Holdings, Inc.*	104,443	170,242
Prime Medicine, Inc.*	1,426,062	25,070,170
Recursion Pharmaceuticals, Inc., Class A*	3,074,056	25,606,886
Regeneron Pharmaceuticals, Inc.*	33,707	25,565,748
Repare Therapeutics, Inc. (Canada)*†	2,455,851	30,354,319
Senti Biosciences, Inc.*	1,907,970	3,491,585
Senti Biosciences, Inc.*(b)	243,471	423,274
Surface Oncology, Inc.*†	5,564,152	5,198,031
Twist Bioscience Corp.*†	2,897,812	83,138,226
Veracyte, Inc.*	2,228,579	56,004,190
Vertex Pharmaceuticals, Inc.*	121,021	39,101,885
Verve Therapeutics, Inc.*	2,777,448	63,186,942
Total Biotechnology		1,267,661,684
Chemicals – 3.8%
Ginkgo Bioworks Holdings, Inc.*	44,239,087	86,266,220
Electronic Equipment, Instruments & Components – 1.5%
908 Devices, Inc.*†	3,658,705	34,099,131
Health Care Equipment & Supplies – 2.0%
Butterfly Network, Inc.*†	9,493,992	26,108,478
Cerus Corp.*	5,747,015	18,045,627
Total Health Care Equipment & Supplies		44,154,105
Health Care Providers & Services – 4.3%
Accolade, Inc.*†	5,413,168	63,171,671
Guardant Health, Inc.*	496,057	15,591,071
Invitae Corp.*	7,904,291	18,654,127
Total Health Care Providers & Services		97,416,869
Investments	Shares	Value
Health Care Technology – 10.8%
Schrodinger, Inc.*†	3,927,447	$94,965,668
Teladoc Health, Inc.*	3,824,850	112,450,590
Veeva Systems, Inc., Class A*	209,754	35,773,545
Total Health Care Technology		243,189,803
Life Sciences Tools & Services – 16.0%
10X Genomics, Inc., Class A*	846,312	39,632,791
Adaptive Biotechnologies Corp.*†	9,253,310	85,778,184
Berkeley Lights, Inc.*	2,315,479	4,978,280
Codexis, Inc.*†	4,316,781	26,548,203
Pacific Biosciences of California, Inc.*	11,282,907	125,127,438
Personalis, Inc.*†	5,665,840	13,314,724
Quantum-Si, Inc.*†	11,759,206	26,105,437
SomaLogic, Inc.*†	10,849,619	37,756,674
Total Life Sciences Tools & Services		359,241,731
Pharmaceuticals – 1.2%
ATAI Life Sciences NV (Germany)*	2,581,490	4,595,052
Pfizer, Inc.	487,075	21,509,232
Total Pharmaceuticals		26,104,284
Semiconductors & Semiconductor Equipment – 1.5%
NVIDIA Corp.	172,551	33,711,289
Software – 2.1%
UiPath, Inc., Class A*	3,064,958	47,077,755
Total Common Stocks
(Cost $6,116,127,780)		2,238,922,871
MONEY MARKET FUND – 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(c)
(Cost $10,592,126)	10,592,126	10,592,126
Total Investments – 100.1% (Cost $6,126,719,906)		2,249,514,997
Liabilities in Excess of Other Assets – (0.1)%		(2,061,920)
Net Assets – 100.0%		$2,247,453,077

†
Affiliated security

*
Non-income producing security

(a)
American Depositary Receipt

(b)
Restricted security; security may not be publicly sold without registration under the Securities Act of 1933, as amended. As of January 31, 2023, total investments in restricted securities were $423,274 and are classified as Level 2.

(c)
Rate shown represents annualized 7-day yield as of January 31, 2023.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Genomic Revolution ETF
January 31, 2023 (Unaudited)
Affiliated Issuer Transactions
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period to date transactions with companies which are or were affiliates are as follows:
Value ($) at 7/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2023	Value ($) at 1/31/2023
Common Stocks — 30.5%
Biotechnology — 12.4%
Arcturus Therapeutics Holdings, Inc.
39,811,175	10,887,222	(15,194,758)	(5,909,373)	12,582,376	—	—	1,996,055	42,176,642
CareDx, Inc.
104,441,573	75,734,027	(38,393,089)	(631,886)	(45,616,765)	—	—	6,394,502	95,533,860
Compass Pathways PLC —	28,034,653	(3,400,415)	28,658	(2,421,006)	—	—	2,142,764	22,241,890
Repare Therapeutics, Inc.
34,591,003	11,207,721	(14,879,089)	(5,430,293)	4,864,977	—	—	2,455,851	30,354,319
Surface Oncology, Inc.
10,813,242	2,072,211	(2,853,998)	(664,770)	(4,168,654)	—	—	5,564,152	5,198,031
Twist Bioscience Corp.
113,950,836	43,906,974	(37,835,407)	(6,844,647)	(30,039,530)	—	—	2,897,812	83,138,226
Chemicals — 0.0%
Zymergen, Inc.
19,213,895	2,867,953	(20,336,476)	(46,330,747)	44,585,375	—	—	—	—
Electronic Equipment, Instruments & Components — 1.5%
908 Devices, Inc.
80,344,058	25,407,176	(21,534,782)	(1,929,651)	(48,187,670)	—	—	3,658,705	34,099,131
Health Care Equipment & Supplies — 1.2%
Butterfly Network, Inc.
36,949,002	28,047,589	(19,121,985)	(5,757,596)	(14,008,532)	—	—	9,493,992	26,108,478
Health Care Providers & Services — 2.8%
Accolade, Inc.
56,841,976	17,612,008	(24,967,325)	5,564,905	8,120,107	—	—	5,413,168	63,171,671
Health Care Technology — 4.2%
Schrodinger, Inc.
107,424,667	51,892,359	(37,396,864)	(1,016,329)	(25,938,165)	—	—	3,927,447	94,965,668
Life Sciences Tools & Services — 8.4%
Adaptive Biotechnologies Corp.
79,152,238	40,662,601	(32,905,166)	909,989	(2,041,478)	—	—	9,253,310	85,778,184
Codexis, Inc.
30,479,069	10,178,435	(10,879,119)	(2,791,226)	(438,956)	—	—	4,316,781	26,548,203
Pacific Biosciences of California, Inc.^
52,499,699	33,418,945	(39,321,761)	(1,496,982)	80,027,537	—	—	11,282,907	125,127,438
Personalis, Inc.
19,984,442	7,723,221	(6,832,773)	(429,609)	(7,130,557)	—	—	5,665,840	13,314,724
Quantum-Si, Inc.
37,961,956	13,951,470	(13,438,972)	(2,456,259)	(9,912,758)	—	—	11,759,206	26,105,437
SomaLogic, Inc.
43,910,861	19,620,620	(12,500,936)	(707,515)	(12,566,356)	—	—	10,849,619	37,756,674
$868,369,692	$423,225,185	$(351,792,915)	$(75,893,331)	$(52,290,055)	$—	$—	97,072,111	$811,618,576

^
As of January 31, 2023, the company was no longer considered to be an affiliated security.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Genomic Revolution ETF
January 31, 2023 (Unaudited)
Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2023, based upon the three levels defined above:
ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$2,238,499,597	$423,274	$—	$2,238,922,871
Money Market Fund	10,592,126	—	—	10,592,126
Total	$2,249,091,723	$423,274	$—	$2,249,514,997

‡
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Autonomous Technology & Robotics ETF
January 31, 2023 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.8%
Aerospace & Defense – 17.2%
AeroVironment, Inc.*	417,109	$37,110,187
Archer Aviation, Inc., Class A*	6,945,072	20,140,709
Elbit Systems Ltd. (Israel)	96,567	16,337,205
Kratos Defense & Security Solutions, Inc.*	5,905,722	67,620,517
Lockheed Martin Corp.	19,834	9,188,299
Rocket Lab USA, Inc.*	1,830,330	9,096,740
Total Aerospace & Defense		159,493,657
Airlines – 2.4%
Blade Air Mobility, Inc.*†	5,095,028	22,723,825
Auto Components – 2.3%
Magna International, Inc. (Canada)	321,626	20,886,392
Automobiles – 16.6%
BYD Co. Ltd. (China)(a)	265,400	16,852,900
General Motors Co.	361,031	14,195,739
NIO, Inc. (China)*(a)	49	592
Niu Technologies (China)*(a)	339,021	1,827,323
Tesla, Inc.*	672,813	116,544,668
XPeng, Inc. (China)*(a)	367,160	3,906,582
Total Automobiles		153,327,804
Biotechnology – 0.0%(b)
Organovo Holdings, Inc.*	49,557	80,778
Diversified Consumer Services – 0.6%
2U, Inc.*	584,295	5,042,466
Diversified Telecommunication – 7.0%
Iridium Communications, Inc.*	1,086,953	65,043,268
Electronic Equipment, Instruments & Components – 9.6%
Teledyne Technologies, Inc.*	31,656	13,430,375
Trimble, Inc.*	1,304,318	75,728,703
Total Electronic Equipment, Instruments & Components		89,159,078
Health Care Equipment & Supplies – 1.3%
Intuitive Surgical, Inc.*	49,730	12,218,164
Household Durables – 1.6%
Vuzix Corp.*	2,749,643	14,325,640
Interactive Media & Services – 2.0%
Alphabet, Inc., Class C*	186,530	18,628,751
Investments	Shares	Value
Machinery – 17.9%
3D Systems Corp.*	2,506,194	$27,217,267
Caterpillar, Inc.	76,202	19,225,002
Deere & Co.	105,418	44,574,947
Komatsu Ltd. (Japan)(a)	1,620,701	39,950,280
Markforged Holding Corp.*†	10,172,010	13,630,493
Proto Labs, Inc.*	186,261	5,699,587
Velo3D, Inc.*	6,370,671	15,289,610
Total Machinery		165,587,186
Semiconductors & Semiconductor Equipment – 7.6%
NVIDIA Corp.	105,651	20,641,036
Teradyne, Inc.	491,357	49,971,007
Total Semiconductors & Semiconductor Equipment		70,612,043
Software – 12.4%
ANSYS, Inc.*	43,746	11,652,185
Materialise NV (Belgium)*(a)	907,956	9,569,856
Synopsys, Inc.*	34,379	12,161,571
UiPath, Inc., Class A*	4,261,757	65,460,587
Unity Software, Inc.*	445,857	15,836,841
Total Software		114,681,040
Technology Hardware, Storage & Peripherals – 1.3%
Stratasys Ltd.*	832,695	11,932,519
Total Common Stocks (Cost $1,571,047,376)		923,742,611
MONEY MARKET FUND – 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(c) (Cost $1,163,049)	1,163,049	1,163,049
Total Investments – 99.9% (Cost $1,572,210,425)		924,905,660
Other Assets in Excess of Liabilities – 0.1%		1,272,901
Net Assets – 100.0%		$926,178,561

†
Affiliated security

*
Non-income producing security

(a)
American Depositary Receipt

(b)
Less than 0.05%

(c)
Rate shown represents annualized 7-day yield as of January 31, 2023.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Autonomous Technology & Robotics ETF
January 31, 2023 (Unaudited)
Affiliated Issuer Transactions
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period to date transactions with companies which are or were affiliates are as follows:
Value ($) at 7/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2023	Value ($) at 1/31/2023
Common Stocks — 3.9%
Aerospace & Defense — 0.0%
Kratos Defense & Security Solutions, Inc.^
96,360,376	167,566	(8,683,110)	(7,489,417)	(12,734,898)	—	—	5,905,722	67,620,517
Airlines — 2.4%
Blade Air Mobility, Inc.
32,091,985	55,632	(3,004,347)	(2,929,091)	(3,490,354)	—	—	5,095,028	22,723,825
Machinery — 1.5%
Markforged Holding Corp.
21,267,591	4,561,143	(2,338,833)	(936,902)	(8,922,506)	—	—	10,172,010	13,630,493
$149,719,952	$4,784,341	$(14,026,290)	$(11,355,410)	$(25,147,758)	$—	$—	21,172,760	$103,974,835

^
As of January 31, 2023, the company was no longer considered to be an affiliated security.

Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2  – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2023, based upon the three levels defined above:
ARK Autonomous Technology & Robotics ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$923,742,611	$—	$—	$923,742,611
Money Market Fund	1,163,049	—	—	1,163,049
Total	$924,905,660	$—	$—	$924,905,660

‡
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Innovation ETF
January 31, 2023 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.7%
Automobiles – 9.1%
Tesla, Inc.*	4,041,211	$700,018,569
Biotechnology – 22.0%
Beam Therapeutics, Inc.*†	6,054,479	263,067,113
CRISPR Therapeutics AG (Switzerland)*†	5,451,073	278,113,744
Exact Sciences Corp.*	8,817,700	595,371,104
Intellia Therapeutics, Inc.*†	6,700,602	284,373,549
Twist Bioscience Corp.*†	3,826,000	109,767,940
Veracyte, Inc.*†	4,728,072	118,816,449
Verve Therapeutics, Inc.*	1,524,933	34,692,226
Total Biotechnology		1,684,202,125
Capital Markets – 7.2%
Coinbase Global, Inc., Class A*	5,940,266	347,386,756
Robinhood Markets, Inc., Class A*	19,628,399	204,331,633
Total Capital Markets		551,718,389
Chemicals – 2.3%
Ginkgo Bioworks Holdings, Inc.*†	91,928,299	179,260,183
Diversified Consumer Services – 0.7%
2U, Inc.*†	6,260,089	54,024,568
Entertainment – 9.9%
ROBLOX Corp., Class A*	6,202,707	230,802,728
Roku, Inc.*†	9,188,230	528,323,225
Total Entertainment		759,125,953
Health Care Equipment & Supplies – 0.5%
Cerus Corp.*†	11,050,353	34,698,108
Health Care Providers & Services – 0.5%
Invitae Corp.*†	17,589,833	41,512,006
Health Care Technology – 4.4%
Teladoc Health, Inc.*†	11,586,400	340,640,160
Hotels, Restaurants & Leisure – 3.2%
DraftKings, Inc., Class A*	16,500,919	247,348,776
IT Services – 15.5%
Block, Inc.*	5,880,932	480,589,763
Shopify, Inc., Class A (Canada)*	8,258,093	406,876,242
Twilio, Inc., Class A*	5,005,793	299,546,653
Total IT Services		1,187,012,658
Life Sciences Tools & Services – 4.0%
10X Genomics, Inc., Class A*	3,059,455	143,274,278
Pacific Biosciences of California, Inc.*†	14,302,873	158,618,862
Total Life Sciences Tools & Services		301,893,140
Investments	Shares	Value
Software – 20.4%
Materialise NV (Belgium)*(a)	82,423	$868,738
PagerDuty, Inc.*†	7,716,490	229,874,237
UiPath, Inc., Class A*†	26,430,351	405,970,192
Unity Software, Inc.*	8,111,519	288,121,155
Zoom Video Communications, Inc., Class A*	8,457,143	634,285,725
Total Software		1,559,120,047
Total Common Stocks (Cost $19,395,064,129)		7,640,574,682
MONEY MARKET FUND – 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(b) (Cost $32,627,559)	32,627,559	32,627,559
Total Investments – 100.1% (Cost $19,427,691,688)		7,673,202,241
Liabilities in Excess of Other Assets – (0.1)%		(9,477,939)
Net Assets – 100.0%		$7,663,724,302

*
Non-income producing security

†
Affiliated security

(a)
American Depositary Receipt

(b)
Rate shown represents annualized 7-day yield as of January 31, 2023.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Innovation ETF
January 31, 2023 (Unaudited)
Affiliated Issuer Transactions
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period to date transactions with companies which are or were affiliates are as follows:
Value ($) at 7/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2023	Value ($) at 1/31/2023
Common Stocks — 39.5%
Biotechnology — 13.8%
Beam Therapeutics, Inc.
425,310,301	196,052,733	(234,826,555)	(5,047,004)	(118,422,362)	—	—	6,054,479	263,067,113
CRISPR Therapeutics AG
475,632,825	213,536,470	(277,952,821)	(26,465,198)	(106,637,532)	—	—	5,451,073	278,113,744
Exact Sciences Corp.^
453,419,254	355,741,102	(460,594,281)	(128,122,301)	374,927,330	—	—	8,817,700	595,371,104
Fate Therapeutics, Inc.
218,139,689	101,718,976	(176,598,032)	(460,303,352)	317,042,719	—	—	—	—
Intellia Therapeutics, Inc.
430,810,590	246,289,813	(243,787,480)	(15,262,362)	(133,677,012)	—	—	6,700,602	284,373,549
Twist Bioscience Corp.
178,879,891	86,419,698	(95,774,256)	1,797,165	(61,554,558)	—	—	3,826,000	109,767,940
Veracyte, Inc.
137,390,204	70,679,636	(84,120,938)	(2,877,615)	(2,254,838)	—	—	4,728,072	118,816,449
Chemicals — 2.3%
Ginkgo Bioworks Holdings, Inc.
200,265,720	201,903,341	(142,436,097)	8,178,061	(88,650,842)	—	—	91,928,299	179,260,183
Diversified Consumer Services — 0.7%
2U, Inc.
64,267,072	29,971,906	(32,480,730)	(1,844,206)	(5,889,474)	—	—	6,260,089	54,024,568
Entertainment — 6.9%
Roku, Inc.
597,014,440	384,140,011	(385,482,662)	(3,091,230)	(64,257,334)	—	—	9,188,230	528,323,225
Health Care Equipment & Supplies — 0.5%
Cerus Corp.
64,337,431	27,736,480	(32,334,308)	(874,681)	(24,166,814)	—	—	11,050,353	34,698,108
Health Care Providers & Services — 0.5%
Invitae Corp.
35,214,655	38,043,337	(37,622,069)	(5,333,581)	11,209,664	—	—	17,589,833	41,512,006
Signify Health, Inc.
228,647,398	35,405,697	(394,871,541)	75,598,078	55,220,368	—	—	—	—
Health Care Technology — 4.4%
Teladoc Health, Inc.
439,542,710	238,848,469	(244,149,614)	(19,907,048)	(73,694,357)	—	—	11,586,400	340,640,160
Life Sciences Tools & Services — 2.1%
Berkeley Lights, Inc.
18,250,247	3,208,066	(16,616,968)	(139,777,712)	134,936,367	—	—	—	—
Compugen Ltd.
9,521,030	456,284	(8,458,001)	(51,068,846)	49,549,533	—	—	—	—
Pacific Biosciences of California, Inc.
61,525,177	84,391,111	(81,603,883)	371,573	93,934,884	—	—	14,302,873	158,618,862
Road & Rail — 0.0%
TuSimple Holdings, Inc.
107,440,372	34,704,558	(68,320,392)	(275,689,876)	201,865,338	—	—	—	—
See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Innovation ETF
January 31, 2023 (Unaudited)
Value ($) at 7/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2023	Value ($) at 1/31/2023
Software — 8.3%
Materialise NV^
59,636,430	21,826,297	(62,320,975)	(76,963,831)	58,690,817	—	—	82,423	868,738
PagerDuty, Inc.
215,727,928	124,522,233	(141,670,075)	219,752	31,074,399	—	—	7,716,490	229,874,237
UiPath, Inc.
413,196,381	297,950,377	(259,099,649)	4,739,900	(50,816,817)	—	—	26,430,351	405,970,192
$4,834,169,745	$2,793,546,595	$(3,481,121,327)	$(1,121,724,314)	$598,429,479	$—	$—	231,713,267	$3,623,300,178

^
As of January 31, 2023, the company was no longer considered to be an affiliated security.

Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 –  Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2023, based upon the three levels defined above:
ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$7,640,574,682	$—	$—	$7,640,574,682
Money Market Fund	32,627,559	—	—	32,627,559
Total	$7,673,202,241	$—	$—	$7,673,202,241

‡
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Next Generation Internet ETF
January 31, 2023 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 94.1%
Automobiles – 6.1%
Tesla, Inc.*	441,220	$76,428,129
Banks – 0.6%
NU Holdings Ltd., Class A (Brazil)*	1,486,016	6,909,974
Biotechnology – 1.6%
Veracyte, Inc.*	788,064	19,804,048
Capital Markets – 9.2%
Coinbase Global, Inc., Class A*	1,356,367	79,320,342
Robinhood Markets, Inc., Class A*	3,389,264	35,282,239
Total Capital Markets		114,602,581
Diversified Consumer Services – 0.8%
2U, Inc.*	1,117,876	9,647,270
Entertainment – 11.8%
Endeavor Group Holdings, Inc., Class A*	515,382	11,560,018
ROBLOX Corp., Class A*	1,247,207	46,408,572
Roku, Inc.*	1,535,133	88,270,148
Total Entertainment		146,238,738
Health Care Technology – 4.1%
Teladoc Health, Inc.*	1,749,101	51,423,570
Hotels, Restaurants & Leisure – 6.9%
DraftKings, Inc., Class A*	3,965,158	59,437,718
Genius Sports Ltd. (United Kingdom)*	4,890,179	26,847,083
Total Hotels, Restaurants & Leisure		86,284,801
Household Durables – 1.5%
Vuzix Corp.*†	3,735,558	19,462,257
Interactive Media & Services – 0.9%
Nextdoor Holdings, Inc.*	4,717,842	11,605,891
Internet & Direct Marketing Retail – 2.9%
MercadoLibre, Inc. (Brazil)*	30,764	36,353,511
IT Services – 22.0%
Adyen NV (Netherlands)*(a)	792,523	11,919,546
Block, Inc.*	1,264,938	103,370,733
Cloudflare, Inc., Class A*	298,965	15,818,238
Shopify, Inc., Class A (Canada)*	1,692,654	83,397,063
Twilio, Inc., Class A*	1,001,632	59,937,659
Total IT Services		274,443,239
Semiconductors & Semiconductor Equipment – 1.8%
NVIDIA Corp.	113,403	22,155,544
Investments	Shares	Value
Software – 23.9%
Adobe, Inc.*	55,793	$20,662,380
Crowdstrike Holdings, Inc., Class A*	118,175	12,514,732
Monday.com Ltd.*	230,658	30,029,365
PagerDuty, Inc.*	1,391,711	41,459,071
UiPath, Inc., Class A*	3,791,863	58,243,016
Unity Software, Inc.*	1,248,872	44,359,933
Zoom Video Communications, Inc., Class A*	1,204,606	90,345,450
Total Software		297,613,947
Total Common Stocks (Cost $3,255,958,416)		1,172,973,500
UNIT TRUST – 5.6%
Financials – 5.6%
Grayscale Bitcoin Trust BTC* (Cost $222,409,020)	5,774,906	70,165,108
MONEY MARKET FUND – 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(b) (Cost $3,589,373)	3,589,373	3,589,373
Total Investments – 100.0% (Cost $3,481,956,809)		1,246,727,981
Liabilities in Excess of Other Assets – (0.0)%(c)		(412,536)
Net Assets – 100.0%		$1,246,315,445

†
Affiliated security

*
Non-income producing security

(a)
American Depositary Receipt

(b)
Rate shown represents annualized 7-day yield as of January 31, 2023.

(c)
Less than 0.05%

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Next Generation Internet ETF
January 31, 2023 (Unaudited)
Affiliated Issuer Transactions
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period to date transactions with companies which are or were affiliates are as follows:
Value ($) at 7/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2023	Value ($) at 1/31/2023
Common Stock — 1.6%
Household Durables — 1.6%
Vuzix Corp.
32,529,639	4,569,830	(5,863,477)	(2,665,326)	(9,108,409)	—	—	3,735,558	19,462,257
$32,529,639	$4,569,830	$(5,863,477)	$(2,665,326)	$(9,108,409)	$—	$—	3,735,558	$19,462,257
Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2023, based upon the three levels defined above:
ARK Next Generation Internet ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,172,973,500	$—	$—	$1,172,973,500
Unit Trust‡	70,165,108	—	—	70,165,108
Money Market Fund	3,589,373	—	—	3,589,373
Total	$1,246,727,981	$—	$—	$1,246,727,981

‡
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Fintech Innovation ETF
January 31, 2023 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 100.0%
Banks – 1.6%
NU Holdings Ltd., Class A (Brazil)*	2,965,457	$13,789,375
TCS Group Holding PLC, Class Reg S (Russia)*(a)(b)	607,059	6,071
Total Banks		13,795,446
Capital Markets – 16.1%
Coinbase Global, Inc., Class A*	1,519,152	88,840,009
Intercontinental Exchange, Inc.	76,848	8,265,003
Robinhood Markets, Inc., Class A*	4,017,081	41,817,813
Total Capital Markets		138,922,825
Consumer Finance – 1.6%
Kaspi.KZ JSC (Kazakhstan)(b)	189,089	13,860,224
Entertainment – 4.4%
ROBLOX Corp., Class A*	304,795	11,341,422
Roku, Inc.*	456,514	26,249,555
Total Entertainment		37,590,977
Health Care Technology – 3.0%
Teladoc Health, Inc.*	889,651	26,155,739
Hotels, Restaurants & Leisure – 4.5%
DraftKings, Inc., Class A*	2,570,014	38,524,510
Insurance – 4.1%
Discovery Ltd. (South Africa)*	4,407,776	34,958,223
Interactive Media & Services – 2.4%
Pinterest, Inc., Class A*	314,110	8,257,952
Z Holdings Corp. (Japan)	4,323,214	12,338,755
Total Interactive Media & Services		20,596,707
Internet & Direct Marketing Retail – 11.5%
Farfetch Ltd., Class A (United Kingdom)*	657,986	4,487,464
Global-e Online Ltd. (Israel)*	1,232,762	36,945,877
JD.com, Inc. (China)(c)	152,111	9,055,168
MercadoLibre, Inc. (Brazil)*	40,808	48,222,406
Total Internet & Direct Marketing Retail		98,710,915
IT Services – 38.8%
Adyen NV (Netherlands)*(d)	22,679	33,965,244
Block, Inc.*	1,142,908	93,398,442
Shopify, Inc., Class A (Canada)*	1,971,529	97,137,234
StoneCo Ltd., Class A (Brazil)*	2,471,816	27,585,466
Toast, Inc., Class A*	1,478,818	32,992,430
Twilio, Inc., Class A*	809,685	48,451,550
Total IT Services		333,530,366
Investments	Shares	Value
Real Estate Management & Development – 0.5%
Zillow Group, Inc., Class C*	101,908	$4,505,353
Semiconductors & Semiconductor Equipment – 1.7%
NVIDIA Corp.	74,445	14,544,320
Software – 9.8%
Bill.com Holdings, Inc.*	178,284	20,613,196
Intuit, Inc.	41,340	17,473,178
UiPath, Inc., Class A*	3,029,038	46,526,023
Total Software		84,612,397
Total Common Stocks (Cost $1,961,684,583)		860,308,002
MONEY MARKET FUND – 0.0%(e)
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(f) (Cost $318,515)	318,515	318,515
Total Investments – 100.0% (Cost $1,962,003,098)		860,626,517
Liabilities in Excess of Other Assets – (0.0)%(e)		(281,504)
Net Assets – 100.0%		$860,345,013

*
Non-income producing security

(a)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment is classified as Level 3.

(b)
Global Depositary Receipt

(c)
American Depositary Receipt

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)
Less than 0.05%

(f)
Rate shown represents annualized 7-day yield as of January 31, 2023.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Fintech Innovation ETF
January 31, 2023 (Unaudited)
Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2023, based upon the three levels defined above:
ARK Fintech Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$860,301,931	$—	$6,071	$860,308,002
Money Market Fund	318,515	—	—	318,515
Total	$860,620,446	$—	$6,071	$860,626,517

‡
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Space Exploration & Innovation ETF
January 31, 2023 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 94.1%
Aerospace & Defense – 33.0%
AeroVironment, Inc.*	215,587	$19,180,775
Airbus SE (France)	31,801	3,970,285
Archer Aviation, Inc., Class A*	1,838,591	5,331,914
Elbit Systems Ltd. (Israel)	27,327	4,623,182
HEICO Corp.	21,021	3,593,540
Kratos Defense & Security Solutions, Inc.*	1,718,337	19,674,958
L3Harris Technologies, Inc.	72,706	15,618,703
Lockheed Martin Corp.	7,296	3,379,945
Mynaric AG (Germany)*(a)	639,260	2,927,811
Rocket Lab USA, Inc.*	694,573	3,452,028
Spirit AeroSystems Holdings, Inc., Class A	160,693	5,809,052
Thales SA (France)	43,653	5,761,300
Total Aerospace & Defense		93,323,493
Air Freight & Logistics – 3.1%
JD Logistics, Inc. (China)*(b)	3,923,626	8,666,739
Airlines – 4.8%
Blade Air Mobility, Inc.*	1,809,806	8,071,735
Joby Aviation, Inc.*	1,220,404	5,394,185
Total Airlines		13,465,920
Diversified Telecommunication – 8.1%
Iridium Communications, Inc.*	382,809	22,907,291
Electronic Equipment, Instruments & Components – 10.6%
Teledyne Technologies, Inc.*	8,225	3,489,539
Trimble, Inc.*	456,484	26,503,461
Total Electronic Equipment, Instruments & Components		29,993,000
Household Durables – 1.9%
Garmin Ltd.	53,577	5,297,694
Industrial Conglomerates – 1.7%
Honeywell International, Inc.	22,528	4,696,637
Interactive Media & Services – 2.0%
Alphabet, Inc., Class C*	55,494	5,542,186
Internet & Direct Marketing Retail – 2.1%
Amazon.com, Inc.*	58,046	5,986,284
Machinery – 13.6%
3D Systems Corp.*	502,628	5,458,540
Deere & Co.	23,948	10,126,172
Komatsu Ltd. (Japan)	552,188	13,384,190
Markforged Holding Corp.*	2,710,268	3,631,759
Proto Labs, Inc.*	27,119	829,842
Velo3D, Inc.*	2,138,365	5,132,076
Total Machinery		38,562,579
Semiconductors & Semiconductor Equipment – 3.3%
Teradyne, Inc.	91,275	9,282,667
Investments	Shares	Value
Software – 9.7%
ANSYS, Inc.*	10,550	$2,810,098
Dassault Systemes SE (France)	219,836	8,140,127
Synopsys, Inc.*	9,477	3,352,489
UiPath, Inc., Class A*	580,030	8,909,261
Unity Software, Inc.*	116,020	4,121,030
Total Software		27,333,005
Technology Hardware, Storage & Peripherals – 0.2%
Stratasys Ltd.*	39,936	572,283
Total Common Stocks (Cost $391,495,290)		265,629,778
EXCHANGE-TRADED FUND – 5.7%
Equity Fund – 5.7%
The 3D Printing ETF*† (Cost $27,688,096)	705,334	16,179,445
MONEY MARKET FUND – 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(c) (Cost $612,240)	612,240	612,240
Total Investments – 100.0% (Cost $419,795,626)		282,421,463
Liabilities in Excess of Other Assets – (0.0)%(d)		(3,986)
Net Assets – 100.0%		$282,417,477

†
Affiliated security

*
Non-income producing security

(a)
American Depositary Receipt

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)
Rate shown represents annualized 7-day yield as of January 31, 2023.

(d)
Less than 0.05%

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Space Exploration & Innovation ETF
January 31, 2023 (Unaudited)
Affiliated Issuer Transactions
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period to date transactions with companies which are or were affiliates are as follows:
Value ($) at 7/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2023	Value ($) at 1/31/2023
Exchange-Traded Fund — 5.7%
Equity Fund — 5.7%
The 3D Printing ETF
17,689,955	—	(1,255,645)	(1,015,758)	760,893	—	—	705,334	16,179,445
$17,689,955	$—	$(1,255,645)	$(1,015,758)	$760,893	$—	$—	705,334	$16,179,445
Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2023, based upon the three levels defined above:
ARK Space Exploration & Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$265,629,778	$—	$—	$265,629,778
Exchange – Traded Fund	16,179,445	—	—	16,179,445
Money Market Fund	612,240	—	—	612,240
Total	$282,421,463	$—	$—	$282,421,463

‡
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
The 3D Printing ETF
January 31, 2023 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.5%
Aerospace & Defense – 2.7%
Aerojet Rocketdyne Holdings, Inc.*	42,053	$2,351,604
Hexcel Corp.	3,474	245,195
Moog, Inc., Class A	26,280	2,505,009
Total Aerospace & Defense		5,101,808
Air Freight & Logistics – 1.3%
United Parcel Service, Inc., Class B	13,278	2,459,484
Auto Components – 1.2%
Cie Generale des Etablissements Michelin SCA (France)	75,408	2,373,716
Chemicals – 0.8%
5N Plus, Inc. (Canada)*	91,713	217,814
Arkema SA (France)	2,015	203,200
DuPont de Nemours, Inc.	2,740	202,623
Eastman Chemical Co.	2,292	202,086
Evonik Industries AG (Germany)	9,333	206,579
Koninklijke DSM NV (Netherlands)	1,508	192,959
Toray Industries, Inc. (Japan)	34,179	208,963
Total Chemicals		1,434,224
Commercial Services & Supplies – 0.1%
PyroGenesis Canada, Inc. (Canada)*	265,913	293,782
Electrical Equipment – 1.8%
AMETEK, Inc.	21,778	3,156,068
SGL Carbon SE (Germany)*	23,222	200,198
Total Electrical Equipment		3,356,266
Electronic Equipment, Instruments & Components – 12.3%
FARO Technologies, Inc.*	235,949	6,483,878
Hexagon AB, Class B (Sweden)	268,890	3,066,204
Renishaw PLC (United Kingdom)	135,730	6,599,671
Trimble, Inc.*	123,284	7,157,869
Total Electronic Equipment, Instruments & Components		23,307,622
Health Care Equipment & Supplies – 5.2%
Align Technology, Inc.*	12,814	3,456,320
Straumann Holding AG (Switzerland)	49,163	6,387,700
Total Health Care Equipment & Supplies		9,844,020
Industrial Conglomerates – 2.7%
3M Co.	1,707	196,442
General Electric Co.	30,432	2,449,167
Siemens AG (Germany)	15,479	2,404,711
Total Industrial Conglomerates		5,050,320
Internet & Direct Marketing Retail – 4.3%
Xometry, Inc., Class A*	234,055	8,196,606
Investments	Shares	Value
Life Sciences Tools & Services – 3.2%
BICO Group AB (Sweden)*	615,670	$6,172,831
Machinery – 23.9%
3D Systems Corp.*	688,029	7,471,995
Desktop Metal, Inc., Class A*	3,498,816	5,878,011
Fathom Digital Manufacturing C*	1,176,867	1,624,076
Lincoln Electric Holdings, Inc.	15,255	2,545,602
Markforged Holding Corp.*	4,038,472	5,411,553
OC Oerlikon Corp. AG (Switzerland)	337,317	2,308,346
Proto Labs, Inc.*	235,403	7,203,332
Sandvik AB (Sweden)	10,044	206,881
SLM Solutions Group AG (Germany)*	282,196	5,767,617
Velo3D, Inc.*	2,897,205	6,953,292
Total Machinery		45,370,705
Metals & Mining – 2.8%
Arconic Corp.*	99,959	2,350,036
ATI Inc.*	5,803	211,171
Carpenter Technology Corp.	4,609	222,569
Kaiser Aluminum Corp.	27,318	2,390,871
voestalpine AG (Austria)	6,471	213,862
Total Metals & Mining		5,388,509
Software – 26.0%
Altair Engineering, Inc., Class A*	132,458	7,033,520
ANSYS, Inc.*	27,372	7,290,806
Autodesk, Inc.*	33,192	7,141,591
Dassault Systemes SE (France)	180,230	6,673,589
Materialise NV (Belgium)*(a)	657,761	6,932,801
Microsoft Corp.	28,466	7,054,159
PTC, Inc.*	53,298	7,188,834
Total Software		49,315,300
Technology Hardware, Storage & Peripherals – 11.2%
Eastman Kodak Co.*	60,621	218,842
HP, Inc.	234,392	6,830,183
Nano Dimension Ltd. (Israel)*(a)	2,629,957	7,258,681
Stratasys Ltd.*	471,238	6,752,841
Xerox Holdings Corp.	12,059	197,526
Total Technology Hardware, Storage & Peripherals		21,258,073
Total Common Stocks (Cost $280,663,130)		188,923,266
PREFERRED STOCK – 0.1%
Household Products – 0.1%
Henkel AG & Co. KGaA (Germany) (Cost $290,899)	2,784	197,940

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
The 3D Printing ETF
January 31, 2023 (Unaudited)
Investments	Shares	Value
MONEY MARKET FUND – 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(b) (Cost $759,231)	759,231	$759,231
Total Investments – 100.0% (Cost $281,713,260)		189,880,437
Liabilities in Excess of Other Assets – (0.0)%(c)		(3,452)
Net Assets – 100.0%		$189,876,985

*
Non-income producing security

(a)
American Depositary Receipt

(b)
Rate shown represents annualized 7-day yield as of January 31, 2023.

(c)
Less than 0.05%

Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2023, based upon the three levels defined above:
The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$188,923,266	$—	$—	$188,923,266
Preferred Stock‡	197,940	—	—	197,940
Money Market Fund	759,231	—	—	759,231
Total	$189,880,437	$—	$—	$189,880,437

‡
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
The ARK Israel Innovative Technology ETF
January 31, 2023 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 97.5%
Aerospace & Defense – 2.1%
Elbit Systems Ltd. (Israel)	12,906	$2,158,572
Auto Components – 2.4%
Mobileye Global, Inc., Class A (Israel)*	66,763	2,577,052
Biotechnology – 2.7%
UroGen Pharma Ltd.*	269,630	2,801,456
Communications Equipment – 13.0%
AudioCodes Ltd. (Israel)	120,109	2,302,490
Ceragon Networks Ltd. (Israel)*	1,054,152	2,192,636
Gilat Satellite Networks Ltd. (Israel)*	394,498	2,173,684
Ituran Location and Control Ltd. (Israel)	100,235	2,200,158
Radware Ltd. (Israel)*	108,593	2,313,031
SatixFy Communications Ltd. (Israel)*	268,568	461,937
Silicom Ltd. (Israel)*	47,571	2,046,504
Total Communications Equipment		13,690,440
Diversified Telecommunication – 2.0%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	1,297,926	2,145,254
Electronic Equipment, Instruments & Components – 1.9%
Nayax Ltd. (Israel)*	96,905	1,977,601
Entertainment – 2.3%
Playtika Holding Corp.*	232,594	2,439,911
Health Care Equipment & Supplies – 4.4%
Inmode Ltd.*	64,434	2,258,412
Nano-X Imaging Ltd. (Israel)*	255,163	2,352,603
Total Health Care Equipment & Supplies		4,611,015
Hotels, Restaurants & Leisure – 2.1%
Fattal Holdings 1998 Ltd. (Israel)*	22,532	2,167,260
Interactive Media & Services – 2.4%
Taboola.com Ltd. (Israel)*	647,073	2,575,351
Internet & Direct Marketing Retail – 2.4%
Fiverr International Ltd.*	67,468	2,502,388
IT Services – 8.2%
HUB Cyber Security Israel Ltd. (Israel)*	1,353,552	2,180,334
Matrix IT Ltd. (Israel)	99,683	2,103,605
One Software Technologies Ltd. (Israel)	157,914	1,984,190
Wix.com Ltd. (Israel)*	26,960	2,344,981
Total IT Services		8,613,110
Media – 2.5%
Perion Network Ltd. (Israel)*	77,506	2,596,451
Pharmaceuticals – 4.1%
Taro Pharmaceutical Industries Ltd.*	70,758	2,110,003
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	207,135	2,183,203
Total Pharmaceuticals		4,293,206
Professional Services – 1.9%
Danel Adir Yeoshua Ltd. (Israel)	25,453	1,948,989
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 6.3%
Camtek Ltd. (Israel)*	85,897	$2,232,463
Nova Ltd. (Israel)*	24,813	2,250,539
Tower Semiconductor Ltd. (Israel)*	51,079	2,134,592
Total Semiconductors & Semiconductor Equipment		6,617,594
Software – 30.2%
Allot Ltd. (Israel)*	638,637	2,420,434
Cellebrite DI Ltd. (Japan)*	509,164	2,795,310
Check Point Software Technologies Ltd. (Israel)*	17,019	2,164,817
Cognyte Software Ltd. (Israel)*	627,986	2,380,067
CyberArk Software Ltd.*	17,548	2,472,162
Hilan Ltd. (Israel)	43,538	2,112,791
JFrog Ltd. (Israel)*	97,353	2,502,946
Monday.com Ltd.*	18,842	2,453,040
Nice Ltd. (Israel)*(a)	10,813	2,242,941
Riskified Ltd., Class A*	426,872	2,595,382
Sapiens International Corp. NV (Israel)	105,516	2,390,992
SimilarWeb Ltd. (Israel)*	399,148	2,750,130
WalkMe Ltd. (Israel)*	239,887	2,444,448
Total Software		31,725,460
Technology Hardware, Storage & Peripherals – 2.2%
Stratasys Ltd.*	164,840	2,362,157
Wireless Telecommunication Services – 4.4%
Cellcom Israel Ltd. (Israel)*	466,168	2,401,306
Partner Communications Co. Ltd. (Israel)*	308,879	2,213,917
Total Wireless Telecommunication Services		4,615,223
Total Common Stocks (Cost $131,771,790)		102,418,490
MONEY MARKET FUND – 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(b) (Cost $96,082)	96,082	96,082
Total Investments – 97.6% (Cost $131,867,872)		102,514,572
Other Assets in Excess of Liabilities – 2.4%		2,506,954
Net Assets – 100.0%		$105,021,526

*
Non-income producing security

(a)
American Depositary Receipt

(b)
Rate shown represents annualized 7-day yield as of January 31, 2023.

Country	Value	% of Net Assets
Israel	$77,628,269	73.9%
Japan	2,795,310	2.7
United States	22,090,993	21.0
Total Investments	102,514,572	97.6
Other Assets in Excess of Liabilities	2,506,954	2.4
Net Assets	$105,021,526	100.0%

See accompanying Notes to Financial Statements.

Schedule of Investments (concluded)
The ARK Israel Innovative Technology ETF
January 31, 2023 (Unaudited)
Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2023, based upon the three levels defined above:
The ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$102,418,490	$—	$—	$102,418,490
Money Market Fund	96,082	—	—	96,082
Total	$102,514,572	$—	$—	$102,514,572

‡
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

January 31, 2023 (Unaudited)
	ARK Genomic Revolution ETF	ARK Autonomous Technology & Robotics ETF	ARK Innovation ETF	ARK Next Generation Internet ETF
ASSETS:
Investments in non-affiliated securities at market value (Note 2)	$1,563,023,859	$888,551,342	$4,646,141,905	$1,227,265,724
Investments in affiliated securities at market value (Note 2)	686,491,138	36,354,318	3,027,060,336	19,462,257
Receivables:
Dividends and interest	251,925	247,638	36,753	11,182
Capital shares sold	4,957,349	—	65,623,204	4,975,311
Investment securities sold	18,194,098	7,988,233	94,889,214	12,138,172
Tax reclaims	5,173,432	9,177	1,778,642	—
Total Assets	2,278,091,801	933,150,708	7,835,530,054	1,263,852,646
LIABILITIES:
Due to custodian	3,895	—	12,760	—
Payables:
Capital shares purchased	14,872,047	2,430,915	95,083,027	12,166,936
Investment securities purchased	14,417,201	4,002,092	72,449,476	4,682,617
Management fees (Note 3)	1,345,581	539,140	4,260,489	687,648
Total Liabilities	30,638,724	6,972,147	171,805,752	17,537,201
NET ASSETS	$2,247,453,077	$926,178,561	$7,663,724,302	$1,246,315,445
NET ASSETS CONSIST OF:
Paid-in capital	$7,308,901,497	$1,864,355,203	$22,754,894,700	$4,204,815,145
Total accumulated loss	(5,061,448,420)	(938,176,642)	(15,091,170,398)	(2,958,499,700)
NET ASSETS	$2,247,453,077	$926,178,561	$7,663,724,302	$1,246,315,445
Shares outstanding no par value (unlimited shares authorized)	66,700,000	19,050,000	191,850,000	25,050,000
Net asset value, per share	$33.69	$48.62	$39.95	$49.75
Investments in non-affiliated securities at cost	$3,744,707,956	$1,415,480,127	$10,306,360,668	$3,416,634,935
Investments in affiliated securities at cost	$2,382,011,950	$156,730,298	$9,121,331,020	$65,321,874
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

January 31, 2023 (Unaudited)
	ARK Fintech Innovation ETF	ARK Space Exploration & Innovation ETF	The 3D Printing ETF	The ARK Israel Innovative Technology ETF
ASSETS:
Investments in non-affiliated securities at market value (Note 2)	$860,626,517	$266,242,018	$189,880,437	$102,514,572
Investments in affiliated securities at market value (Note 2)	—	16,179,445	—	—
Cash	—	—	—	2,549,508
Receivables:
Dividends and interest	1,178	31,393	25,105	920
Capital shares sold	9,987,342	—	—	—
Investment securities sold	13,968,114	—	81,546	—
Tax reclaims	10,768	130,231	193,332	—
Total Assets	884,593,919	282,583,087	190,180,420	105,065,000
LIABILITIES:
Due to custodian for foreign currency	7,112	3,820	9,123	847
Payables:
Investment securities purchased	23,775,228	—	192,098	—
Management fees (Note 3)	466,566	161,790	100,655	41,750
Other accrued expenses	—	—	1,559	877
Total Liabilities	24,248,906	165,610	303,435	43,474
NET ASSETS	$860,345,013	$282,417,477	$189,876,985	$105,021,526
NET ASSETS CONSIST OF:
Paid-in capital	$2,912,311,672	$451,843,763	$429,817,112	$232,873,236
Total accumulated loss	(2,051,966,659)	(169,426,286)	(239,940,127)	(127,851,710)
NET ASSETS	$860,345,013	$282,417,477	$189,876,985	$105,021,526
Shares outstanding no par value (unlimited shares authorized)	46,750,000	20,200,000	8,250,000	5,600,000
Net asset value, per share	$18.40	$13.98	$23.02	$18.75
Investments in non-affiliated securities at cost	$1,962,003,098	$392,107,530	$281,713,260	$131,867,872
Investments in affiliated securities at cost	$—	$27,688,096	$—	$—
See accompanying Notes to Financial Statements.

Statements of Operations

For the Period Ended January 31, 2023 (Unaudited)
	ARK Genomic Revolution ETF	ARK Autonomous Technology & Robotics ETF	ARK Innovation ETF	ARK Next Generation Internet ETF
INVESTMENT INCOME:
Unaffiliated dividend income	$523,692	$2,130,828	$204,106	$55,316
Foreign withholding tax	—	(196,504)	—	—
Total Income	523,692	1,934,324	204,106	55,316
EXPENSES:
Management fees (Note 3)	9,034,213	3,656,047	28,717,426	4,643,590
Overdraft expense	—	1	88	104
Total Expenses	9,034,213	3,656,048	28,717,514	4,643,694
Net Investment Loss	(8,510,521)	(1,721,724)	(28,513,408)	(4,588,378)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments in non-affiliated securities	(540,262,222)	(224,878,794)	(266,720,094)	(219,191,468)
Investments in affiliated securities	(62,416,418)	—	(1,162,123,316)	—
In-kind redemptions – non-affiliated securities	(35,901,980)	(16,355,547)	169,124,405	(10,027,840)
In-kind redemptions – affiliated securities	(13,476,913)	(11,355,410)	40,399,002	(2,665,326)
Net realized loss	(652,057,533)	(252,589,751)	(1,219,320,003)	(231,884,634)
Change in unrealized appreciation (depreciation) on:
Investments in non-affiliated securities	689,412,645	11,591,370	9,432,405	106,116,461
Investments in affiliated securities	(272,306,984)	74,084,528	198,850,950	(9,108,409)
Change in unrealized appreciation	417,105,661	85,675,898	208,283,355	97,008,052
Net realized and unrealized loss on investments and foreign currency translation	(234,951,872)	(166,913,853)	(1,011,036,648)	(134,876,582)
Net Decrease in Net Assets Resulting From Operations	$(243,462,393)	$(168,635,577)	$(1,039,550,056)	$(139,464,960)
See accompanying Notes to Financial Statements.

Statements of Operations (concluded)

For the Period Ended January 31, 2023 (Unaudited)
	ARK Fintech Innovation ETF	ARK Space Exploration & Innovation ETF	The 3D Printing ETF	The ARK Israel Innovative Technology ETF
INVESTMENT INCOME:
Unaffiliated dividend income	$604,512	$748,241	$456,404	$381,573
Foreign withholding tax	—	(30,263)	(9,405)	(94,030)
Total Income	604,512	717,978	446,999	287,543
EXPENSES:
Management fees (Note 3)	3,052,122	1,059,898	615,628	258,005
Overdraft expense	7,303	132	557	428
Other expenses	—	—	9,456	5,379
Total Expenses	3,059,425	1,060,030	625,641	263,812
Less expense waivers and reimbursements	—	(52,456)(1)	—	—
Net Expenses	3,059,425	1,007,574	625,641	263,812
Net Investment Income (Loss)	(2,454,913)	(289,596)	(178,642)	23,731
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments in non-affiliated securities	(215,669,425)	(2,537,094)	(31,275,810)	(18,605,785)
Foreign currency transactions	19,202	15,718	(9,949)	(16,380)
In-kind redemptions – non-affiliated securities	(8,361,860)	87,304	(1,222,295)	2,034,178
In-kind redemptions – affiliated securities	—	(1,015,758)	—	—
Net realized loss	(224,012,083)	(3,449,830)	(32,508,054)	(16,587,987)
Change in unrealized appreciation (depreciation) on:
Investments in non-affiliated securities	237,401,995	(17,930,126)	30,141,933	12,829,288
Investments in affiliated securities	—	760,893	—	—
Foreign currency translation	24,704	5,576	9,550	136
Change in unrealized appreciation (depreciation)	237,426,699	(17,163,657)	30,151,483	12,829,424
Net realized and unrealized gain (loss) on investments and foreign currency translation	13,414,616	(20,613,487)	(2,356,571)	(3,758,563)
Net Increase (Decrease) in Net Assets Resulting From Operations	$10,959,703	$(20,903,083)	$(2,535,213)	$(3,734,832)

(1)
See Notes to Financial Statements (Note 3).

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	ARK Genomic Revolution ETF		ARK Autonomous Technology & Robotics ETF
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
OPERATIONS:
Net investment loss	$(8,510,521)	$(30,059,634)	$(1,721,724)	$(8,100,774)
Net realized gain (loss) on investments and foreign currency transactions	(652,057,533)	(451,066,973)	(252,589,751)	90,562,663
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	417,105,661	(3,694,261,922)	85,675,898	(726,387,621)
Net decrease in net assets resulting from operations	(243,462,393)	(4,175,388,529)	(168,635,577)	(643,925,732)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	(32,103,552)	—	(17,227,749)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	714,790,230	2,552,890,394	2,385,348	32,917,320
Cost of shares redeemed	(1,003,900,484)	(4,153,386,338)	(119,509,960)	(966,464,826)
Net decrease in net assets resulting from shareholder transactions	(289,110,254)	(1,600,495,944)	(117,124,612)	(933,547,506)
Decrease in net assets	(532,572,647)	(5,807,988,025)	(285,760,189)	(1,594,700,987)
NET ASSETS:
Beginning of period	2,780,025,724	8,588,013,749	1,211,938,750	2,806,639,737
End of period	$2,247,453,077	$2,780,025,724	$926,178,561	$1,211,938,750
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	75,805,000	101,755,000	21,600,000	34,600,000
Shares sold	21,050,000	51,950,000	50,000	500,000
Shares redeemed	(30,155,000)	(77,900,000)	(2,600,000)	(13,500,000)
Shares outstanding, end of period	66,700,000	75,805,000	19,050,000	21,600,000
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	ARK Innovation ETF		ARK Next Generation Internet ETF
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
OPERATIONS:
Net investment loss	$(28,513,408)	$(109,181,494)	$(4,588,378)	$(25,356,907)
Net realized loss on investments and foreign currency transactions	(1,219,320,003)	(11,169,618)	(231,884,634)	(105,372,724)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	208,283,355	(12,780,484,623)	97,008,052	(2,600,882,800)
Net decrease in net assets resulting from operations	(1,039,550,056)	(12,900,835,735)	(139,464,960)	(2,731,612,431)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	(133,975,984)	—	(106,224,276)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,910,862,402	18,069,518,927	261,260,472	1,093,086,885
Cost of shares redeemed	(5,544,407,063)	(18,193,317,043)	(331,979,246)	(2,612,390,915)
Net decrease in net assets resulting from shareholder transactions	(633,544,661)	(123,798,116)	(70,718,774)	(1,519,304,030)
Decrease in net assets	(1,673,094,717)	(13,158,609,835)	(210,183,734)	(4,357,140,737)
NET ASSETS:
Beginning of period	9,336,819,019	22,495,428,854	1,456,499,179	5,813,639,916
End of period	$7,663,724,302	$9,336,819,019	$1,246,315,445	$1,456,499,179
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	206,850,000	187,600,000	26,700,000	39,450,000
Shares sold	124,700,000	268,700,000	5,550,000	11,850,000
Shares redeemed	(139,700,000)	(249,450,000)	(7,200,000)	(24,600,000)
Shares outstanding, end of period	191,850,000	206,850,000	25,050,000	26,700,000
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	ARK Fintech Innovation ETF		ARK Space Exploration & Innovation ETF
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
OPERATIONS:
Net investment loss	$(2,454,913)	$(13,605,400)	$(289,596)	$(815,274)
Net realized loss on investments and foreign currency transactions	(224,012,083)	(403,587,918)	(3,449,830)	(8,554,029)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	237,426,699	(1,364,491,482)	(17,163,657)	(124,793,118)
Net increase (decrease) in net assets resulting from operations	10,959,703	(1,781,684,800)	(20,903,083)	(134,162,421)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	67,118,225	254,740,340	5,570,699	5,118,747
Cost of shares redeemed	(154,164,462)	(1,146,893,053)	(21,785,956)	(158,973,813)
Net decrease in net assets resulting from shareholder transactions	(87,046,237)	(892,152,713)	(16,215,257)	(153,855,066)
Decrease in net assets	(76,086,534)	(2,673,837,513)	(37,118,340)	(288,017,487)
NET ASSETS:
Beginning of period	936,431,547	3,610,269,060	319,535,817	607,553,304
End of period	$860,345,013	$936,431,547	$282,417,477	$319,535,817
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	52,300,001	71,250,001	21,400,001	29,850,001
Shares sold	3,800,000	9,850,000	450,000	300,000
Shares redeemed	(9,350,001)	(28,800,000)	(1,650,001)	(8,750,000)
Shares outstanding, end of period	46,750,000	52,300,001	20,200,000	21,400,001
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	The 3D Printing ETF		The ARK Israel Innovative Technology ETF
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022
OPERATIONS:
Net investment income (loss)	$(178,642)	$(530,350)	$23,731	$(294,900)
Net realized loss on investments and foreign currency transactions	(32,508,054)	(103,341,583)	(16,587,987)	(56,749,557)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	30,151,483	(60,510,303)	12,829,424	(18,576,396)
Net decrease in net assets resulting from operations	(2,535,213)	(164,382,236)	(3,734,832)	(75,620,853)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	(6,527)	—	(731,187)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	—	8,571,885	4,381,509
Cost of shares redeemed	(17,138,094)	(141,564,471)	(17,949,616)	(93,611,726)
Net decrease in net assets resulting from shareholder transactions	(17,138,094)	(141,564,471)	(9,377,731)	(89,230,217)
Decrease in net assets	(19,673,307)	(305,953,234)	(13,112,563)	(165,582,257)
NET ASSETS:
Beginning of period	209,550,292	515,503,526	118,134,089	283,716,346
End of period	$189,876,985	$209,550,292	$105,021,526	$118,134,089
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	9,050,001	13,550,001	6,100,001	9,375,001
Shares sold	—	—	450,000	200,000
Shares redeemed	(800,001)	(4,500,000)	(950,001)	(3,475,000)
Shares outstanding, end of period	8,250,000	9,050,001	5,600,000	6,100,001
See accompanying Notes to Financial Statements.

Financial Highlights
ARK Genomic Revolution ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018
Per Share Data:
Net asset value, beginning of period	$36.67	$84.40	$53.70	$34.50	$29.36	$22.24
Net investment loss(1)	(0.12)	(0.35)	(0.24)	(0.28)	(0.19)	(0.18)
Net realized and unrealized gain (loss) on investments	(2.86)	(47.00)	31.73	20.53	5.80	7.63
Total gain (loss) from investment operations	(2.98)	(47.35)	31.49	20.25	5.61	7.45
Distributions to shareholders:
Net realized gains	—	(0.38)	(0.79)	(1.05)	(0.47)	(0.33)
Total distributions	—	(0.38)	(0.79)	(1.05)	(0.47)	(0.33)
Net asset value, end of period	$33.69	$36.67	$84.40	$53.70	$34.50	$29.36
Market value, end of period	$33.70	$36.61	$84.35	$53.70	$34.58	$29.40
Total Return at Net Asset Value(2)	(8.12)%	(56.27)%	58.48%	60.41%	19.87%	33.80%
Total Return at Market Value(2)	(7.95)%	(56.32)%	58.39%	60.05%	20.00%	33.66%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$2,247,453	$2,780,026	$8,588,014	$1,589,856	$465,966	$232,115
Ratio to average net assets of:
Expenses	0.75%(3)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.71)%(3)	(0.62)%	(0.28)%	(0.73)%	(0.63)%	(0.64)%
Portfolio turnover rate(4)	19%	51%	45%	50%	64%	80%

(1)
Based on average daily shares outstanding.

(2)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(3)
Annualized.

(4)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Autonomous Technology & Robotics ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018
Per Share Data:
Net asset value, beginning of period	$56.11	$81.12	$52.69	$33.05	$34.93	$29.59
Net investment loss(1)	(0.08)	(0.30)	(0.33)	(0.13)	(0.13)	(0.05)
Net realized and unrealized gain (loss) on investments	(7.41)	(24.10)	29.42	19.77	(0.91)	5.89
Total gain (loss) from investment operations	(7.49)	(24.40)	29.09	19.64	(1.04)	5.84
Distributions to shareholders:
Net investment income	—	—	—	—	—	(0.02)
Net realized gains	—	(0.61)	(0.66)	—	(0.84)	(0.48)
Total distributions	—	(0.61)	(0.66)	—	(0.84)	(0.50)
Net asset value, end of period	$48.62	$56.11	$81.12	$52.69	$33.05	$34.93
Market value, end of period	$48.57	$56.07	$81.18	$52.78	$33.06	$35.01
Total Return at Net Asset Value(2)	(13.35)%	(30.27)%	55.31%	59.43%	(2.66)%	19.86%
Total Return at Market Value(2)	(13.38)%	(30.38)%	55.17%	59.65%	(2.84)%	19.98%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$926,179	$1,211,939	$2,806,640	$447,887	$166,897	$155,448
Ratio to average net assets of:
Expenses	0.75%(3)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.35)%(3)	(0.42)%	(0.41)%	(0.34)%	(0.39)%	(0.15)%
Portfolio turnover rate(4)	11%	54%	86%	71%	54%	57%

(1)
Based on average daily shares outstanding.

(2)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(3)
Annualized.

(4)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Innovation ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018
Per Share Data:
Net asset value, beginning of period	$45.14	$119.91	$80.37	$48.36	$44.51	$29.59
Net investment loss(1)	(0.14)	(0.60)	(0.75)	(0.38)	(0.30)	(0.13)
Net realized and unrealized gain (loss) on investments	(5.05)	(73.39)	42.33	32.58	5.32	15.54(2)
Total gain (loss) from investment operations	(5.19)	(73.99)	41.58	32.20	5.02	15.41
Distributions to shareholders:
Net investment income	—	—	—	—	—	(0.09)
Net realized gains	—	(0.78)	(2.04)	(0.19)	(1.17)	(0.40)
Total distributions	—	(0.78)	(2.04)	(0.19)	(1.17)	(0.49)
Net asset value, end of period	$39.95	$45.14	$119.91	$80.37	$48.36	$44.51
Market value, end of period	$39.93	$45.13	$120.00	$80.37	$48.46	$44.55
Total Return at Net Asset Value(3)	(11.50)%	(62.04)%	51.65%	66.82%	12.14%	52.38%(2)
Total Return at Market Value(3)	(11.52)%	(62.08)%	51.76%	66.47%	12.27%	52.38%(2)
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$7,663,724	$9,336,819	$22,495,429	$6,132,599	$1,731,253	$1,170,588
Ratio to average net assets of:
Expenses	0.75%(4)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.74)%(4)	(0.75)%	(0.63)%	(0.70)%	(0.67)%	(0.33)%
Portfolio turnover rate(5)	14%	55%	71%	80%	80%	89%

(1)
Based on average daily shares outstanding.

(2)
The Adviser has reimbursed the Fund $15,999 for a procedural error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund’s total return, representing less than $0.005 per share.

(3)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(4)
Annualized.

(5)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Next Generation Internet ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018
Per Share Data:
Net asset value, beginning of period	$54.55	$147.37	$99.48	$52.32	$55.10	$36.82
Net investment loss(1)	(0.18)	(0.81)	(0.98)	(0.45)	(0.33)	(0.09)
Net realized and unrealized gain (loss) on investments	(4.62)	(88.70)	50.76	47.61	3.09	19.32(2)
Total gain (loss) from investment operations	(4.80)	(89.51)	49.78	47.16	2.76	19.23
Distributions to shareholders:
Net investment income	—	—	—	—	—	(0.13)
Net realized gains	—	(3.31)	(1.89)	—	(5.54)	(0.82)
Total distributions	—	(3.31)	(1.89)	—	(5.54)	(0.95)
Net asset value, end of period	$49.75	$54.55	$147.37	$99.48	$52.32	$55.10
Market value, end of period	$49.79	$54.48	$147.55	$99.49	$52.48	$55.08
Total Return at Net Asset Value(3)	(8.79)%	(61.95)%	50.06%	90.13%	7.49%	52.71%(2)
Total Return at Market Value(3)	(8.61)%	(62.04)%	50.24%	89.58%	7.80%	52.53%(2)
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$1,246,315	$1,456,499	$5,813,640	$1,920,045	$431,660	$672,276
Ratio to average net assets of:
Expenses	0.75%(4)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.74)%(4)	(0.75)%	(0.69)%	(0.68)%	(0.63)%	(0.18)%
Portfolio turnover rate(5)	13%	76%	120%	93%	92%	68%

(1)
Based on average daily shares outstanding.

(2)
The Adviser has reimbursed the Fund $13,774 for a procedural error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund’s total return, representing less than $0.005 per share.

(3)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(4)
Annualized.

(5)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Fintech Innovation ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	For the Period February 4, 2019(1) through July 31, 2019
Per Share Data:
Net asset value, beginning of period	$17.91	$50.67	$36.18	$22.84	$20.00
Net investment loss(2)	(0.05)	(0.24)	(0.30)	(0.10)	(0.03)
Net realized and unrealized gain (loss) on investments	0.54	(32.52)	14.97	13.74	2.87
Total gain (loss) from investment operations	0.49	(32.76)	14.67	13.64	2.84
Distributions to shareholders:
Net realized gains	—	—	(0.18)	(0.30)	—
Total distributions	—	—	(0.18)	(0.30)	—
Net asset value, end of period	$18.40	$17.91	$50.67	$36.18	$22.84
Market value, end of period	$18.44	$17.88	$50.68	$36.26	$22.86
Total Return at Net Asset Value(3)	2.78%	(64.66)%	40.58%	60.36%	14.21%
Total Return at Market Value(3)	3.13%	(64.72)%	40.29%	60.59%	14.30%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$860,345	$936,432	$3,610,269	$347,337	$74,233
Ratio to average net assets of:
Expenses	0.75%(4)	0.75%	0.75%	0.75%	0.75%(4)
Net investment loss	(0.60)%(4)	(0.65)%	(0.60)%	(0.40)%	(0.24)%(4)
Portfolio turnover rate(5)	13%	75%	78%	55%	22%

(1)
Commencement of operations.

(2)
Based on average daily shares outstanding.

(3)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(4)
Annualized.

(5)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Space Exploration & Innovation ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	For the Period March 30, 2021(1) through July 31, 2021
Per Share Data:
Net asset value, beginning of period	$14.93	$20.35	$20.00
Net investment loss(2)	(0.01)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.94)	(5.39)	0.37
Total gain (loss) from investment operations	(0.95)	(5.42)	0.35
Total distributions	—	—	—
Net asset value, end of period	$13.98	$14.93	$20.35
Market value, end of period	$13.98	$14.93	$20.34
Total Return at Net Asset Value(3)	(6.37)%	(26.64)%	1.77%
Total Return at Market Value(3)	(6.36)%	(26.60)%	1.70%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$282,417	$319,536	$607,553
Ratio to average net assets of:
Expenses, prior to expense waivers and reimbursements	0.75%(4)	0.75%	0.75%(4)
Expenses, net of expense waivers and reimbursements	0.71%(4)	0.70%	0.71%(4)
Net investment loss	(0.20)%(4)	(0.18)%	(0.26)%(4)
Portfolio turnover rate(5)	4%	41%	46%

(1)
Commencement of operations.

(2)
Based on average daily shares outstanding.

(3)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(4)
Annualized.

(5)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
The 3D Printing ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018
Per Share Data:
Net asset value, beginning of period	$23.15	$38.04	$22.28	$22.04	$24.22	$25.52
Net investment loss(1)	(0.02)	(0.05)	0.00(2)	(0.00)(2)	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.11)	(14.84)	15.76	0.25	(2.01)	(0.73)
Total gain (loss) from investment operations	(0.13)	(14.89)	15.76	0.25	(2.02)	(0.77)
Distributions to shareholders:
Net investment income	—	(0.00)(2)	—	(0.01)	—	—
Net realized gains	—	—	—	—	(0.16)	(0.53)
Total distributions	—	(0.00)	—	(0.01)	(0.16)	(0.53)
Net asset value, end of period	$23.02	$23.15	$38.04	$22.28	$22.04	$24.22
Market value, end of period	$23.01	$23.16	$38.00	$22.16	$22.25	$24.32
Total Return at Net Asset Value(3)	(0.60)%	(39.14)%	70.76%	1.15%	(8.25)%	(3.05)%
Total Return at Market Value(3)	(0.65)%	(39.05)%	71.48%	(0.34)%	(7.76)%	(2.64)%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$189,877	$209,550	$515,504	$41,217	$39,672	$47,220
Ratio to average net assets of:
Expenses	0.66%(4)	0.66%	0.66%	0.66%	0.66%	0.66%
Net investment loss	(0.19)%(4)	(0.15)%	0.00%(5)	0.00%(5)	(0.04)%	(0.17)%
Portfolio turnover rate(6)	22%	37%	59%	37%	51%	53%

(1)
Based on average daily shares outstanding.

(2)
Amount represents less than $0.005.

(3)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(4)
Annualized.

(5)
Amount represents less than 0.00%.

(6)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (concluded)
The ARK Israel Innovative Technology ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2023 (Unaudited)	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019	For the Period December 5, 2017(1) through July 31, 2018
Per Share Data:
Net asset value, beginning of period	$19.37	$30.26	$25.00	$20.54	$20.85	$20.00
Net investment income (loss)(2)	0.00(3)	(0.04)	0.05	(0.03)	0.08	(0.00)(3)
Net realized and unrealized gain (loss) on investments	(0.62)	(10.75)	5.21	4.97	0.18	0.85
Total gain (loss) from investment operations	(0.62)	(10.79)	5.26	4.94	0.26	0.85
Distributions to shareholders:
Net investment income	—	(0.10)	—	(0.48)	(0.57)	—
Total distributions	—	(0.10)	—	(0.48)	(0.57)	—
Net asset value, end of period	$18.75	$19.37	$30.26	$25.00	$20.54	$20.85
Market value, end of period	$18.71	$19.36	$30.15	$24.74	$20.64	$21.04
Total Return at Net Asset Value(4)	(3.16)%	(35.79)%	21.06%	24.31%	1.57%	4.27%
Total Return at Market Value(4)	(3.36)%	(35.57)%	21.87%	22.41%	1.20%	5.20%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$105,022	$118,134	$283,716	$48,123	$19,512	$21,896
Ratio to average net assets of:
Expenses	0.49%(5)	0.49%	0.49%	0.49%	0.49%	0.49%(5)
Net investment income (loss)	0.04%(5)	(0.15)%	0.15%	(0.14)%	0.37%	(0.03)%(5)
Portfolio turnover rate(6)	23%	58%	88%	86%	57%	40%

(1)
Commencement of operations.

(2)
Based on average daily shares outstanding.

(3)
Amount represents less than $0.005.

(4)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(5)
Annualized.

(6)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Notes to Financial Statements
January 31, 2023 (Unaudited)
1. Organization
ARK ETF Trust (“Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Trust was organized as a Delaware statutory trust on June 7, 2013. The Trust consists of eight (8) investment portfolios: ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, ARK Fintech Innovation ETF, ARK Space Exploration & Innovation ETF, The 3D Printing ETF, and The ARK Israel Innovative Technology ETF (each, a “Fund” and collectively, “Funds”). Each Fund is classified as a non-diversified management investment company under the 1940 Act.
The investment objective of the ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, ARK Fintech Innovation ETF, and ARK Space Exploration & Innovation ETF is long-term growth of capital. The 3D Printing ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Total 3D-Printing Index. The ARK Israel Innovative Technology ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the ARK Israel Innovation Index. There can be no assurance that the Funds will achieve their respective investment objectives.
The Trust’s fiscal and tax reporting period is July 31.
2. Significant Accounting Policies
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Trust is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification (“ASC”) Topic 946, “Financial Services — Investment Companies”. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative guidance for SEC registrants. The following summarizes the significant accounting policies of the Funds:
Investment Valuation
The values of each Fund’s securities are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by the Adviser, which was selected by the Board of Trustees of the Trust (“Board of Trustees”) as valuation designee, to provide such fair values in accordance with the Adviser’s valuation policies and procedures that were reviewed by, and subject to the oversight of, the Board of Trustees. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security. Investments in money market funds are valued at their NAV as of the close of each business day. Exchange-traded funds are valued at their last sale or official closing price on the principal market.
Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income is recognized on the ex-dividend date, except for certain foreign dividends that may be recorded as soon as such information becomes available. Interest income and expenses are recognized on the accrual basis.
Dividend Distributions
Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. Net realized capital gains are distributed to shareholders as capital gain distributions. Net investment income, if any, and net capital gains, if any, are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code.

Notes to Financial Statements (continued)
January 31, 2023 (Unaudited)
Currency Translation
Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each Fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Management and Other Agreements
Management
The ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, ARK Fintech Innovation ETF, and ARK Space Exploration & Innovation ETF, each pay the Adviser a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.75% (“Management Fee”) in return for providing investment management and supervisory services under a comprehensive unitary structure. The 3D Printing ETF pays the Adviser a Management Fee of 0.65% in return for providing investment management and supervisory services under a comprehensive unitary structure. The ARK Israel Innovative Technology ETF pays the Adviser a Management Fee of 0.48% in return for providing investment management and supervisory services under a comprehensive unitary structure. Subject to the oversight of the Board, the Adviser provides investment management services to each Fund and provides, or causes to be furnished, all supervisory and other services reasonably necessary for the operation of each Fund and also bears the costs of various third-party services required by the Funds, including administration, certain custody, audit, legal, transfer agency, and printing costs. In addition to the Management Fee, each Fund bears other fees and expenses, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).
The Adviser has agreed to reduce their Management Fee for the ARK Space Exploration & Innovation ETF as a result of investing in The 3D Printing ETF. As such, the Management Fees in the Statement of Operations have been reduced by $52,456.
Administrator, Custodian, Transfer Agent and Accounting Agent
The Bank of New York Mellon is the administrator for the Funds, the custodian of the Funds’ assets and also provides transfer agency, fund accounting and various administrative services to the Funds (in each capacity, “Administrator,” “Custodian,” “Transfer Agent” or “Accounting Agent”). The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Distribution
Foreside Fund Services, LLC serves as the Funds’ distributor (“Distributor”). The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.
Board of Trustees
Effective January 1, 2022, each Independent Trustee receives an annual retainer fee of  $230,000 for services provided as a Trustee of the Trust, plus out-of-pocket expenses related to attendance at Board and Committee Meetings. The Chairs of the Board and of the Audit Committee each also receive an additional annual retainer fee of  $60,000 and $20,000, respectively, for their service as such.
4. Creation and Redemption Transactions
As of January 31, 2023, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its net asset value (“NAV”) depending on the premium or discount at which the Fund’s shares trade.
Each Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit consists of

Notes to Financial Statements (continued)
January 31, 2023 (Unaudited)
50,000 shares (25,000 shares with respect to the ARK Israel Innovative Technology ETF). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by a Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions may be imposed.
5. Investment Transactions
The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions and short-term investments) for the period ended January 31, 2023 were as follows:
Fund	Purchases	Sales
ARK Genomic Revolution ETF	$457,614,620	$461,461,293
ARK Autonomous Technology & Robotics ETF	109,930,782	110,929,998
ARK Innovation ETF	1,037,652,404	1,044,418,060
ARK Next Generation Internet ETF	160,727,628	162,779,975
ARK Fintech Innovation ETF	108,061,979	107,953,743
ARK Space Exploration & Innovation ETF	11,759,516	12,515,499
The 3D Printing ETF	41,695,978	42,605,156
The ARK Israel Innovative Technology ETF	23,748,670	25,994,539
For the period ended January 31, 2023, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:
	In-Kind
Fund	Subscriptions	Redemptions
ARK Genomic Revolution ETF	$703,655,556	$999,600,451
ARK Autonomous Technology & Robotics ETF	2,376,901	119,309,202
ARK Innovation ETF	4,860,896,141	5,538,696,126
ARK Next Generation Internet ETF	254,544,614	331,542,891
ARK Fintech Innovation ETF	66,019,723	152,172,140
ARK Space Exploration & Innovation ETF	5,061,025	21,073,330
The 3D Printing ETF	—	16,873,573
The ARK Israel Innovative Technology ETF	8,555,283	17,673,933
6. Federal Income Tax
Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The management of the Funds is required to analyze all open tax years (2020 − 2022), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of July 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements (continued)
January 31, 2023 (Unaudited)
At July 31, 2022, the approximate cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ARK Genomic Revolution ETF	$7,124,859,398	$22,754,308	$(4,363,980,837)	$(4,341,226,529)
ARK Autonomous Technology & Robotics ETF	1,949,785,642	76,227,294	(813,676,791)	(737,449,497)
ARK Innovation ETF	21,904,169,165	112,009,979	(12,676,370,218)	(12,564,360,239)
ARK Next Generation Internet ETF	3,850,218,530	43,186,923	(2,436,003,529)	(2,392,816,606)
ARK Fintech Innovation ETF	2,311,308,820	9,055,893	(1,381,906,658)	(1,372,850,765)
ARK Space Exploration & Innovation ETF	446,389,764	5,047,101	(131,847,957)	(126,800,856)
The 3D Printing ETF	333,848,436	2,708,935	(127,024,055)	(124,315,120)
The ARK Israel Innovative Technology ETF	161,897,822	6,209,639	(50,582,132)	(44,372,493)
The differences between book-basis and tax-basis components of net assets are primarily attributable to tax deferral of losses on wash sales, non-REIT income and basis adjustments, in-kind creation and redemption transactions, net operating losses, foreign currency gains and losses, passive foreign investment companies, grantor trust adjustments, and undistributed short-term capital gains treated as ordinary income for tax purposes. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values.
Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post-October Losses”) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended July 31, 2022, the Funds incurred and elected to defer to August 1, 2022 Post-October Losses and ordinary income losses as follows:
Fund	Late Year Ordinary Deferral	Capital Post-October Loss
ARK Autonomous Technology & Robotics ETF	$—	$(32,091,568)
ARK Next Generation Internet ETF	(8,978,617)	(417,239,517)
The ARK Israel Innovative Technology ETF	(900,158)	—
At July 31, 2022, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.
	Short-Term	Long-Term	Total Amount
ARK Genomic Revolution ETF	$239,669,771	$237,089,727	$476,759,498
ARK Autonomous Technology & Robotics ETF	—	—	—
ARK Innovation ETF	948,020,853	539,239,250	1,487,260,103
ARK Next Generation Internet ETF	—	—	—
ARK Fintech Innovation ETF	541,948,870	148,100,967	690,049,837
ARK Space Exploration & Innovation ETF	16,436,434	5,273,242	21,709,676
The 3D Printing ETF	86,427,247	26,649,806	113,077,053
The ARK Israel Innovative Technology ETF	52,369,545	26,474,567	78,844,112
7. Indemnification Obligations
The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
8. Investment Risks
Concentration Risk: The ARK Autonomous Technology & Robotics ETF is concentrated in securities of issuers having their principal business activities in groups of industries in the industrials and information technology sectors, although it will not concentrate in any specific industry. The ARK Fintech Innovation ETF is concentrated in securities of issuers having their principal business activities in the communication, technology and financials group of industries. The ARK Genomic Revolution ETF is concentrated in securities of issuers having their principal

Notes to Financial Statements (concluded)
January 31, 2023 (Unaudited)
business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. The ARK Next Generation Internet ETF is concentrated in securities of issuers having their principal business activities in the internet information provider and catalog and mail order house industry. The ARK Space Exploration & Innovation ETF is concentrated in securities of issuers having their principal business activities in groups of industries in the (i) industrials sector and (ii) information technology sector. The 3D Printing ETF and the ARK Israel Innovative Technology ETF may each invest 25% or more of the value of its respective net assets in securities of issuers in any one industry or group of industries if the applicable index that the Fund replicates concentrates in an industry or group of industries. This concentration limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The ARK Innovation ETF is not concentrated in any industry.
As of January 31, 2023, the ARK Genomic Revolution ETF had more than 25% of its assets invested in the biotechnology industry, the ARK Fintech Innovation ETF had more than 25% of its assets invested in IT services industry, the ARK Space Exploration & Innovation ETF had more than 25% of its assets invested in the aerospace & defense industry, the ARK 3D Printing ETF had more than 25% of its assets invested in the software industry, and the ARK Israel Innovative Technology ETF had more than 25% of its assets invested in the software industry. To the extent a Fund’s holdings are concentrated in a particular industry or group of industries, adverse market conditions affecting those industries may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.
Market Risk: The outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to a Fund, and negatively impact broad segments of businesses and populations. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
In February 2022, Russia began engaging in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known.
Risks Involved with Investing in the Funds contains additional information regarding risks associated with an investment in a Fund. Additionally, the Funds’ prospectuses contain additional information regarding the risks associated with an investment in a Fund.
9. New Accounting Pronouncement
In June 2022, the FASB issued Accounting Standards Update (“ASU”) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this update clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also introduce new disclosure requirements related to such equity securities. The ASU is effective for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Early adoption is permitted. Management is currently evaluating the impact of this ASU on the Fund’s financial statements.
10. Subsequent Events
Subsequent events occurring after the date of this Report have been evaluated for potential impact to this Report through the date the Report was issued, and it has been determined that no additional events have occurred that require disclosure.

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The ARK ETF Trust files with the Securities and Exchange Commission on Form N-PORT the complete schedule of portfolio holdings for each ARK ETF for the first and third quarters of each fiscal year. The ARK ETF Trust’s Forms N-PORT are available on the Securities and Exchange Commission’s website at www.sec.gov. Copies of the filings are available without charge, upon request, by calling (727) 810-8160. In addition, each ARK ETF’s current portfolio holdings are updated daily and are available on our website, www.ark-funds.com.
Proxy Voting Policies and Procedures. A description of ARK Investment Management LLC’s proxy voting policies and procedures, which are applicable to the ARK ETFs, is available without charge, upon request, by calling (727) 810-8160 collect or visiting our website at www.ark-funds.com or the Securities and Exchange Commission’s website at www.sec.gov.
Proxy Voting Record. The ARK ETFs file with the Securities and Exchange Commission their proxy voting records on Form N-PX for each 12 month period ending June 30. Form N-PX must be filed each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (727) 810-8160 collect or visiting the Securities and Exchange Commission’s website at www.sec.gov.
Premium/Discount Information. Information about the difference between daily market prices on the secondary market for shares of each ARK ETF and the ARK ETF’s net asset value can be found on our website, www.ark-funds.com.

Risks Involved with Investing in the Funds (Unaudited)

This report should be read in conjunction with the Trust’s prospectus.
The principal risks of investing in the ARK ETFs include:
Disruptive Innovation Risk Companies that the Adviser believes create and capitalize on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. A Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future.
Market Risk The value of the Funds’ assets will fluctuate as the markets in which the Funds invest fluctuate. The value of the Funds’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, exchange trading suspensions and closures (including the exchanges on which a Fund’s underlying investment securities are traded), infectious disease outbreaks or pandemics, terrorism, regulatory events and government controls, that affect large portions of the market.
Equity Securities Risk The value of the equity securities the Funds hold may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Funds hold participate or factors relating to specific companies in which the Funds invest (e.g., litigation or government regulation), among other factors. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments. The Funds may invest in stock of, warrants to purchase stock of, and other interests in special purpose acquisition companies (SPACs) or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.
Foreign Securities Risk Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities such as risks of currency exchange rates, differences in foreign accounting and legal standards, the availability of less reliable financial information, and government restrictions on repatriation of capital. Geopolitical risks, including those arising from trade tension and/or the imposition of trade tariffs, terrorist activity or acts of civil or international hostility, are increasing. For instance, military conflict and escalating tensions between countries could result in geopolitical instability and adversely affect the global economy or specific markets. Strategic competition between the US and China and resulting tensions have also contributed to uncertainty in the geopolitical and regulatory landscapes. Similarly, other events outside of the Trust’s control, including natural disasters, climate change-related events, pandemics (such as the COVID-19 pandemic) or health crises may arise from time to time and be accompanied by governmental actions that may increase international tension. Any such events and responses, including regulatory developments, may cause significant volatility and declines in the global markets, disproportionate impacts to certain industries or sectors, disruptions to commerce (including to economic activity, travel and supply chains), loss of life and property damage, and may adversely affect the global economy or capital markets and may cause the Trust’s assets to decline.
Concentration Risk The Fund’s assets may be concentrated in a particular industry or group of industries to the extent the Index concentrates in a particular industry or group of industries. If the Fund’s assets are concentrated in a particular industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.
Index Tracking Risk An Index Fund’s return may not track the performance of the Index for a number of reasons. For example, an Index Fund incurs a number of operating expenses not applicable to the applicable Index and incurs costs associated with buying and selling securities, especially when rebalancing the Index Fund’s securities holdings to reflect changes in the composition of the applicable Index. An Index Fund also bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the applicable Index. When the Index Fund’s Index is rebalanced and the Index Fund in turn rebalances its portfolio to attempt to increase the correlation between the Index Fund’s portfolio and its applicable Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Index Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index Fund’s applicable Index, which may increase the costs to and the tracking error risk of the Index Fund. In addition, the Index Fund may not be able to invest in certain securities included in the applicable Index or may not be able to invest in them in the exact proportions in which they are represented in the applicable Index, due to legal restrictions or limitations imposed by the governments of certain countries, potential adverse tax consequences or other regulatory reasons. The risk that the Index Fund may not track the performance of the applicable Index may be magnified during times of heightened market volatility or other unusual market conditions. A lack of liquidity may be due to various events, including markets events, economic conditions or investor perceptions. Illiquid securities may

Risks Involved with Investing in the Funds (Unaudited) (concluded)

be difficult to value and their value may be lower than market price of comparable liquid securities, which would negatively affect the Index Fund’s performance. To the extent the Index Fund calculates its NAV based on “fair value” prices for certain securities and the value of the applicable Index is based on securities’ closing prices (i.e., the value of the Index is not based on “fair value” prices), the Index Fund’s ability to track the applicable Index may be adversely affected. For tax efficiency purposes, the Index Fund may sell certain securities to realize losses causing it to deviate from the applicable Index. Errors in the construction or calculation of the applicable Index may occur from time to time and any such errors may not be immediately identified and corrected by Solactive, which may have an adverse impact on the Index Fund and its shareholders.
Authorized Participants Concentration Risk A Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”) on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value (“NAV”). The AP risk may be heightened in the case of ETFs investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.
Health Care Sector Risk Companies in the health care sector may be adversely affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors.
Consumer Discretionary Risk The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.
Industrials Sector Risk Companies in the industrials sector may be adversely affected by changes in government regulation (such as through the imposition or removal of tariffs), world events, economic conditions, environmental damages, product liability claims and exchange rates.
Information Technology Sector Risk Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. The markets in which many information technology companies compete face rapidly evolving industry standards and government regulations, frequent new service and product announcements, introductions and enhancements, and changing customer demands.
Communications Sector Risk Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation.
Financial Technology Sector Risk Companies in the financial technology (“FinTech”) sector that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. FinTech companies may not currently derive any revenue, and there is no assurance that such companies will derive any revenue from innovative technologies in the future.
Cryptocurrency Investment Risk ARKW may have exposure to cryptocurrency, such as bitcoin, indirectly through an investment in a grantor trust (e.g., the Grayscale Bitcoin Trust (BTC)) that will experience any associated volatility of the underlying cryptocurrency. Shares of BTC may trade at a significant premium or discount to net asset value (“NAV”). To the extent BTC trades at a discount to NAV, the value of a Fund’s investment in BTC would typically decrease. ARKW may also have exposure to bitcoin through other pooled investment vehicles that invest in bitcoin, such as exchange-traded funds that are domiciled and listed for trading in Canada. The Fund’s exposure to cryptocurrencies may change over time and, accordingly, such exposure may not always be present in the Fund’s portfolios. Cryptocurrencies such as bitcoin are not “fiat” currencies of any central bank or government and currently are not subject to the authority of any central bank or government authority and are therefore not backed by any government, and regulatory and tax treatment of cryptocurrencies continues to develop.
Non-Diversified Risk As a non-diversified investment company, a Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on a Fund’s NAV and may make the Fund more volatile than more diversified funds.
Market Trading Risk Each Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for the Fund’s shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in the Fund’s shares trading at a significant premium or discount to NAV. Please see the ARK ETFs’ current prospectuses for more detailed descriptions of the risks of investing in the ARK ETFs.

General Information (Unaudited)

Investment Adviser
ARK Investment Management LLC
200 Central Avenue, Suite 220
St. Petersburg, FL 33701
Administrator, Custodian, Transfer Agent, and Accounting Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Independent Registered Public Accounting Firm
Ernst & Young LLP
One Manhattan West
New York, NY 10001

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.
ARK Invest | 200 Central Avenue, Suite 220, St. Petersburg, FL 33701 | 727.810.8160 | info@ark-invest.com | ark-funds.com

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	As of a date within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ARK ETF Trust

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood, Chief Executive Officer and Chief Investment Officer
(principal executive officer)

Date	March 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood, Chief Executive Officer and Chief Investment Officer
(principal executive officer)

Date	March 31, 2023

By (Signature and Title)*	/s/ William C. Cox
William C. Cox, Treasurer and Chief Financial Officer
(principal financial officer)

Date	March 31, 2023

* Print the name and title of each signing officer under his or her signature